                                 [Walden Logo]
                            WALDEN ASSET MANAGEMENT
              A Division of United States Trust Company of Boston

                     WALDEN/BBT DOMESTIC SOCIAL INDEX FUND

                   WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2000

 TABLE OF CONTENTS

SEMI-ANNUAL REPORT-SEPTEMBER 30, 2000

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND:

  Investment Performance....................................    1

  Letter to Shareholders....................................    2

  Schedule of Portfolio Investments.........................    4

  Financial Statements......................................    9

  Financial Highlights......................................   11

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND:

  Investment Performance....................................   12

  Letter to Shareholders....................................   13

  Schedule of Portfolio Investments.........................   15

  Financial Statements......................................   22

  Financial Highlights......................................   24

Notes to Financial Statements...............................   25

Walden Logo     Walden Asset Management
                A Division of United States Trust Company of Boston

                     WALDEN/BBT DOMESTIC SOCIAL INDEX FUND

                             INVESTMENT PERFORMANCE
                               SEPTEMBER 30, 2000
                          FUND NET ASSET VALUE: $10.45

                                                                                            Annualized
                                                           Calendar Year    Year Ended    Since Inception
                                        Quarter to Date       to Date        9/30/00       July 31, 1999
                                        ---------------    -------------    ----------    ---------------
Walden/BBT Domestic Social Index
  Fund*...............................       -1.69%            -2.97%          9.20%            4.03%
Standard & Poor's 500 Stock
  Index(1)............................       -0.97%            -1.39%         13.28%            9.62%
Russell 1000 Stock Index(2)...........        0.72%             1.52%         17.80%           13.51%
Wilshire 5000 Index(3)................        0.24%            -0.43%         17.47%           13.62%
Domini 400 Social Index(4)............       -4.66%            -6.91%          9.80%           13.20%

WALDEN ASSET MANAGEMENT, A DIVISION OF UNITED STATES TRUST COMPANY OF BOSTON, ("WALDEN") SERVES AS INVESTMENT ADVISER TO THE WALDEN/BBT DOMESTIC SOCIAL INDEX FUND AND RECEIVES A FEE FOR ITS SERVICES.

* After all expenses at an annual rate of 0.75%, the Investment Adviser's expense limitation.

For more information on the Walden/BBT Domestic Social Index Fund and the Walden/BBT International Social Index Fund, including a prospectus that outlines fees, charges and other operating expenses, call 1-877-7-WALDEN. Please read the prospectus carefully before investing or sending money.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK AND ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY AGENCY. THE VALUE OF THE FUND SHARES AND RETURNS WILL FLUCTUATE AND INVESTORS MAY HAVE A GAIN OR LOSS WHEN THEY REDEEM SHARES. DISTRIBUTED BY BISYS FUND SERVICES LIMITED PARTNERSHIP.

---------------

(1) Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

(2) Russell 1000 Stock Index consists of the largest 1000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

(3) Wilshire 5000 Index is an unmanaged index, which measures the performance of all U.S. headquartered equity securities with readily available price data. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

(4) Domini 400 Social Index is an unmanaged index that is representative of 400 socially responsible companies. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND                     LETTER TO SHAREHOLDERS
                                                              SEPTEMBER 30, 2000

MARKET & PERFORMANCE SUMMARY

     The U.S. equity markets had a weak third quarter, and most market indices such as the Standard & Poor's 500 Stock Index(1), Russell 1000 Stock Index(2) and Wilshire 5000 Index(3) experienced slightly negative returns. The Walden/BBT Domestic Social Index Fund had a return of negative 1.69% in line with the larger capitalization stock market indices.

     The question most on the minds of market participants throughout the third quarter of 2000 has been whether the Fed can possibly orchestrate a true "soft landing" for the U.S. economy. The goal at hand is a difficult one that involves finding a balance between slowing growth and preventing the economy from sliding into recession. Many analysts are optimistic because the economic data appears to support the belief that rising inflation will not be a major concern and that increases to the fed funds rate for the remainder of 2000 will not be necessary. A tight labor market, with unemployment between 4.0% and 4.1%, has been offset with an upwardly revised second quarter productivity gain of 5.7%. U.S. Leading Indicators for July were down (-0.1%). Also relieving some of the inflationary fears are the latest batch of numbers released for August. Both the Producer Price Index and the Consumer Price Index came in lower than expected with -0.2% and -0.1% changes, respectively. In August the Federal Reserve decided to maintain the current 6.5% federal funds rate with a cautionary tilt towards tightening.

     Although the overall market returns were only slightly negative, specific sectors within the market fared significantly better or worse than the averages. Technology and communications stocks which had been superior performers in 1999 were off substantially, while utilities and financial company stocks rose as a group. In a reversal of recent trends, "growth" stocks underperformed "value" stocks.

     Technology companies were among the worst performing stocks. They accounted for eight of the ten worst-performing securities on both an absolute return and relative return basis. Detracting the most from the performance of the account were INTEL CORP., MICROSOFT CORP., and LUCENT TECHNOLOGY, INC. The stocks that did well this quarter came from a variety of economic sectors. This also held true for those securities that contributed the most to the return of the portfolio: EMC CORP. (+28.8%, Technology) contributed 39 bp's, EXXON MOBIL CORP.(+14.1%, Energy) added 37 bp's, and AMERICAN INTERNATIONAL GROUP (+22.2%, Financial Services). The Fund's social guidelines had a negative impact on performance this quarter. The top ten largest securities which the account is precluded from owning all outperformed the market.

---------------

1 Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

2 Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

3 Wilshire 5000 Index is an unmanaged index, which measures the performance of all U.S. headquartered equity securities with readily available price data. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Portfolio holdings are in bold and subject to change.

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND                     LETTER TO SHAREHOLDERS
                                                              SEPTEMBER 30, 2000

SOCIAL RESEARCH & ACTION

     Mercury pollution, drilling in sensitive rainforest ecosystems, wage equity, anti-discrimination policies: are a few of the many issues Walden's social research team raised with corporations during the often quiet summer months. We have been active on all fronts, initiating new research initiatives, company dialogues, and shareholder resolutions for the 2001 proxy season.

     We have filed a shareholder resolution requesting that CVS CORP. develop a policy to phase out the sale of mercury based thermometers. Mercury, a neurotoxin with extremely harmful effects on child and fetal brain development, is at dangerous levels in water bodies throughout our nation. Even though there are safe and effective alternatives, mercury thermometers continue to be sold, and are a major source of mercury contamination in municipal solid waste. Consequently, there are a growing number of state and local legislative initiatives to ban them. CVS Corp. was targeted after the company ignored our letters requesting information. Other companies held in the Fund were more responsive to our inquiries, including WALGREEN CO. and Wal-Mart Stores, Inc. which both announced plans to halt the sale of mercury thermometers. We expect more companies to follow suit.

     Continuing our long history of promoting greater accountability on equal employment opportunity (EEO), we have also filed a resolution asking WORLDCOM, INC., to produce a comprehensive diversity report. A less than stellar performer on measures of EEO relative to other telecommunications companies, WorldCom, Inc. has a policy against public disclosure of EEO data. This is but the first of several similar campaigns we expect will evolve in the ensuing months.

     On a related issue, Walden has been researching non-discrimination policies of several portfolio companies to determine if they are explicit in prohibiting discrimination based on sexual orientation. Many confirmed that their policies are inclusive (BJ's Wholesale Club, Inc., UPS). We are urging those without comprehensive policies (American International Group, CENTURYTEL, INC., and Stryker Corp.) to amend their non-discrimination statements and at the same time are encouraging other institutional social investors to apply pressure.

     Round Two of the genetically engineered (GE) food campaign led by the Interfaith Center on Corporate Responsibility (ICCR) is underway. Like last year, Walden has been a core participant in crafting three new versions of GE resolutions that will allow institutional investors to advocate for (1) the phase-out of GE foods, (2) consumer choice via labeling, or (3) a report on how companies could phase-out GE foods. We withdrew our shareholder resolution at CONAGRA FOODS, INC., a holding in this Fund, upon gaining a specific commitment and process for dialogue. A representative of the Nebraska Chapter of the Sierra Club delivered a statement prepared by Walden at ConAgra Foods, Inc.'s annual meeting last month, expressing strong concern over the financial, social and environmental risks associated with GE food. The recent discovery of modified corn approved only for animal feed in Kraft's Taco Bell taco shells was the latest spark in the GE controversy and led to a large product recall. The corn variety, Starlink, is not allowed for human consumption for fear of allergic reactions.

                                      ***

     On behalf of all of us at Walden Asset Management, I thank you for your continued confidence in our services. Please feel free to contact us at (617) 726-7250 with any questions or comments.

Sincerely,

/s/ Geeta B. Aiyer
Geeta B. Aiyer
Portfolio Manager and President
Walden Asset Management
A Division of United States Trust Company of Boston

---------------
Portfolio holdings are in bold and subject to change.

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND          SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)

 COMMON STOCKS - 99.7%

SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
BASIC MATERIALS - 3.4%
Air Products & Chemical, Inc. ........         800    $    28,800
Alcan Aluminum Ltd. ..................         700         20,256
Alcoa, Inc. ..........................       2,524         63,888
Allegheny Technologies, Inc. .........         350          6,344
Archer-Daniels-Midland Co. ...........       1,874         16,163
Barrick Gold Corp. ...................       1,100         16,775
Bemis Co. ............................         200          6,425
Boise Cascade Corp. ..................         100          2,656
Corning, Inc. ........................         700        207,899
Crown Cork and Seal Co., Inc. ........         400          4,275
Donaldson Co., Inc. ..................         400          8,800
Dow Chemical Co. .....................       2,400         59,849
Du Pont (E.I.) de Nemours.............       3,169        131,314
Eastman Chemical Co. .................         200          7,388
Ecolab, Inc. .........................         600         21,638
Engelhard Corp. ......................         600          9,750
Fort James Corp. .....................         600         18,338
Georgia-Pacific Corp. (Timber
  Group)..............................         100          2,688
Georgia-Pacific Group.................         500         11,750
Great Lakes Chemical Corp. ...........         100          2,931
Hercules, Inc. .......................         200          2,825
IMC Global, Inc. .....................         100          1,450
Inco Ltd.(b)..........................         500          8,063
International Paper Co. ..............       1,512         43,375
Johns Manville Corp. .................         200          2,263
Martin Marietta Materials.............         100          3,828
Mead Corp. ...........................         400          9,350
Millipore Corp. ......................         100          4,844
Newmont Mining Corp. .................         200          3,400
Nucor Corp. ..........................         200          6,025
Omnova Solutions, Inc. ...............         200          1,113
Owens-Illinois, Inc.(b)...............         700          6,475
Pactiv Corp.(b).......................         700          7,831
PE Corp. -- PE Biosystems Group.......         500         58,249
Phelps Dodge Corp. ...................         236          9,853
Placer Dome, Inc. ....................         200          1,888
PPG Industries, Inc. .................         600         23,813
Praxair, Inc. ........................         600         22,425
Rohm & Hass Co. ......................         600         17,438
RPM, Inc. ............................         300          2,719
Sealed Air Corp.(b)...................         400         18,100
Sherwin-Williams Co. .................         500         10,688
Sigma-Aldrich.........................         400         13,200
Sonoco Products Co. ..................         100          1,806
Stora Enso Oyj, ADR(b)................         336          2,772
Temple-Inland, Inc. ..................         100          3,788
Union Carbide Corp. ..................         400         15,100
USG Corp. ............................         300          7,519
Vulcan Materials Co. .................         400         16,075
W.R. Grace & Co.(b)...................         200          1,375
Westvaco Corp. .......................         400         10,675
Weyerhaeuser Co. .....................         600         24,225
Williamette Industries................         400         11,200
                                                      -----------
                                                        1,021,677
                                                      -----------

 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
CAPITAL GOODS - 2.6%
Allied Waste Industries, Inc.(b)......         300    $     2,756
Avery Dennison Corp. .................         300         13,913
Caterpillar, Inc. ....................       1,100         37,125
Cooper Industries, Inc. ..............         400         14,100
Crane Co. ............................         300          6,863
Cummins Engine........................         100          2,994
Danaher Corp. ........................         800         39,799
Deere & Co. ..........................         800         26,600
Delphi Automotive Systems Corp. ......         700         10,588
Dover Corp. ..........................       1,400         65,712
Fluor Corp. ..........................         200          6,000
Gencorp, Inc. ........................         200          1,625
Goodrich (B.F.) Co. ..................         300         11,756
Illinois Tool Works...................       1,100         61,462
Ingersoll-Rand Co. ...................         700         23,713
Molex, Inc. ..........................         550         29,941
Navistar International(b).............         300          8,981
Paccar, Inc. .........................         300         11,119
Pall Corp. ...........................       1,900         37,880
Parker Hannifin Corp. ................         500         16,875
Pentair, Inc. ........................         100          2,675
Pitney Bowes, Inc. ...................         900         35,494
Tenneco Automotive, Inc. .............         140            726
Thermo Electron Corp.(b)..............         500         13,000
Thomas & Betts Corp. .................         100          1,744
Timken Co. ...........................         200          2,738
Tyco International, Ltd. .............       4,892        253,772
Visteon Corp.(b)......................         471          7,124
Waste Management, Inc. ...............       1,400         24,413
                                                      -----------
                                                          771,488
                                                      -----------
COMMUNICATION SERVICES - 8.5%
Alltel Corp. .........................         900         46,969
AT&T Corp. ...........................       9,332        274,128
Bellsouth Corp. ......................       5,100        205,275
CenturyTel, Inc. .....................         200          5,450
JDS Uniphase Corp.(b).................       2,200        208,313
Nextel Communications, Inc.(b)........       1,800         84,150
Nortel Networks Corp. ................       7,100        422,893
Qwest Communications International,
  Inc.(b).............................       3,775        181,436
SBC Communications, Inc. .............       8,316        415,799
Sprint Corp. .........................       2,100         61,556
Sprint Corp. PCS......................       2,100         73,631
Verizon Communications................       6,600        319,688
Vodafone Group PLC, ADR...............         400         14,800
WorldCom, Inc.(b).....................       7,250        220,219
                                                      -----------
                                                        2,534,307
                                                      -----------
CONSUMER CYCLICALS - 7.7%
Armstrong Holdings, Inc. .............         100          1,194
Autozone, Inc.(b).....................         400          9,075
Bed Bath & Beyond, Inc.(b)............         400          9,756
Best Buy Co., Inc.(b).................         500         31,813
Black & Decker Corp. .................         200          6,838
Carnival Corp. .......................       1,500         36,938
Centex Corp. .........................         100          3,213
Circuit City Stores, Inc. ............         400          9,200

                                   Continued

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND          SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)


 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
CONSUMER CYCLICALS, CONTINUED
Convergys Corp.(b)....................         300    $    11,663
Cooper Tire & Rubber..................         200          2,013
Costco Wholesale Corp.(b).............       1,200         41,925
Dana Corp. ...........................         500         10,750
Dollar General Corp. .................         750         12,563
Dow Jones & Co., Inc. ................         200         12,100
Dun & Bradstreet Corp. ...............         400         13,775
Eaton Corp. ..........................         200         12,325
Emerson Electric Co. .................       1,100         73,699
Equifax, Inc. ........................         200          5,388
Federated Department Stores(b)........         500         13,063
Ford Motor Co. .......................       3,800         96,187
Gannett Co., Inc. ....................         900         47,700
Gap, Inc. ............................       2,100         42,263
General Motors Corp. .................       1,800        116,999
Genuine Parts Co. ....................         800         15,250
Goodyear Tire & Rubber Co. ...........         400          7,200
Harley-Davidson, Inc. ................       1,100         52,663
Hasbro, Inc. .........................         200          2,288
Home Depot, Inc. .....................       5,900        313,068
J.C. Penney Co. ......................         500          5,906
Johnson Controls, Inc. ...............       1,100         58,505
K Mart Corp.(b).......................       1,300          7,800
Knight Ridder, Inc. ..................         300         15,244
Kohl's Corp.(b).......................         800         46,150
Lear Corp.(b).........................         100          2,056
Leggett & Platt, Inc. ................         300          4,744
Limited, Inc. ........................         800         17,650
Liz Claiborne, Inc. ..................         200          7,700
Lowe's Cos. ..........................         900         40,388
Marriott International, Inc. .........         700         25,506
Masco Corp. ..........................       1,200         22,350
Mattel, Inc. .........................         900         10,069
May Department Stores Co. ............       1,100         22,550
Maytag Corp. .........................         100          3,106
McGraw-Hill Cos., Inc. ...............         600         38,138
New York Times Co. ...................         400         15,725
Newell Rubbermaid, Inc. ..............         800         18,250
Nike, Inc. ...........................         700         28,044
Nordstrom, Inc. ......................         200          3,113
Office Depot, Inc.(b).................         500          3,906
Omnicom Group.........................         500         36,469
Paychex, Inc. ........................       1,050         55,124
RadioShack Corp. .....................         500         32,313
Sabre Holdings, Inc. .................         161          4,659
Sears, Roebuck & Co. .................         900         29,178
Snap-On, Inc. ........................         200          4,713
Stanley Works.........................         300          6,919
Staples, Inc.(b)......................       1,100         15,606
Starbucks Corp.(b)....................         400         16,025
Target Corp. .........................       2,400         61,499
Tiffany & Co. ........................         100          3,856
TJX Cos., Inc. .......................         600         13,500
Toys 'R Us, Inc.(b)...................         300          4,875
Tribune Co. ..........................         690         30,101
Tupperware Corp. .....................         200          3,600
VF Corp. .............................         300          7,406

 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
CONSUMER CYCLICALS, CONTINUED
Wal-Mart Stores, Inc. ................      11,200    $   538,999
Whirlpool Corp. ......................         200          7,775
                                                      -----------
                                                        2,280,426
                                                      -----------
CONSUMER STAPLES - 9.6%
Albertson's, Inc. ....................       1,000         21,000
Avon Products.........................         700         28,613
Ball Corp. ...........................         100          3,169
Bestfoods.............................         800         58,200
Campbell Soup Co. ....................       1,300         33,638
Cendant Corp.(b)......................       2,100         22,838
Clear Channel Communications(b).......       1,200         67,800
Clorox Co. ...........................         600         23,738
Coca Cola Enterprises.................       1,000         15,938
Coca-Cola Co. ........................       6,500        358,312
Colgate-Palmolive Co. ................       1,500         70,800
Comcast Corp.(b)......................       2,300         94,155
ConAgra Foods, Inc. ..................       1,300         26,081
CVS Corp. ............................       1,000         46,313
Darden Restaurants, Inc. .............         100          2,081
Deluxe Corp. .........................         200          4,063
Energizer Holdings, Inc.(b)...........         233          5,709
Estee Lauder Cos., Inc., Class A......         100          3,663
Fox Entertainment Group, Inc.(b)......         100          2,650
General Mills, Inc. ..................         600         21,300
Gillette Co. .........................       2,900         89,537
H.J. Heinz Co. .......................       1,000         37,063
Hershey Foods Corp. ..................         400         21,650
Infinity Broadcasting Corp.(b)........         125          4,125
International Flavors & Fragrances....         300          5,475
Interpublic Group Cos., Inc. .........         800         27,250
Kellogg Co. ..........................         800         19,350
Kimberly-Clark Corp. .................       1,500         83,719
Kroger Co. ...........................       2,200         49,638
McDonald's Corp. .....................       3,800        114,712
Nabisco Group Holdings Corp. .........         700         19,950
Pepsico, Inc. ........................       4,100        188,599
Procter & Gamble Co. .................       3,300        221,099
Quaker Oats Co. ......................         200         15,825
R.R. Donnelley & Sons Co. ............         500         12,281
Ralston Purina Group..................         600         14,213
Safeway, Inc.(b)......................       1,300         60,694
Sara Lee Corp. .......................       2,100         42,656
Servicemaster Co. ....................         100            988
Supervalu, Inc. ......................         100          1,506
Sysco Corp. ..........................       1,000         46,313
Time Warner, Inc. ....................       3,200        250,399
Tricon Global Restaurants, Inc.(b)....         300          9,188
Unilever NV, ADR......................       1,400         67,550
USA Networks, Inc.(b).................         200          4,388
Viacom, Inc.(b).......................       3,700        216,449
Walgreen Co. .........................       2,900        110,018
Walt Disney Co. ......................       5,000        191,249
Wendy's International, Inc. ..........         100          2,006
William Wrigley, Jr. Co. .............         300         22,463
Winn-Dixie Stores, Inc. ..............         300          4,313
                                                      -----------
                                                        2,864,727
                                                      -----------

                                   Continued

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND          SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)


 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
ENERGY - 6.7%
AES Corp.(b)..........................       1,000    $    68,500
Amerada Hess Corp. ...................         200         13,388
Anadarko Petroleum Corp. .............         618         41,072
Apache Corp. .........................         200         11,825
Baker Hughes, Inc. ...................         700         25,988
Burlington Resources, Inc. ...........         400         14,725
Chevron Corp. ........................       1,800        153,450
Conoco, Inc. .........................       1,600         43,100
Devon Energy Corp. ...................         189         11,368
Exxon Mobil Corp. ....................       9,404        838,131
Halliburton Co. ......................         800         39,150
Occidental Petroleums Corp. ..........       1,100         23,994
Phillips Petroleum Co. ...............         700         43,925
Royal Dutch Petroleum Co., ADR........       6,900        413,569
Schlumberger Ltd. ....................       1,400        115,238
Texaco, Inc. .........................       1,300         68,250
Transocean Sedco Forex, Inc. .........         471         27,612
Unocal................................         400         14,175
USX-Marathon Group, Inc. .............         800         22,700
                                                      -----------
                                                        1,990,160
                                                      -----------
FINANCIAL SERVICES - 17.2%
Aegon NV..............................         203          7,536
AFLAC, Inc. ..........................         500         32,031
Allstate Corp. .......................       1,900         66,025
AMB Property Corp. ...................       4,600        112,987
American Express Co. .................       4,200        255,149
American General Corp. ...............         700         54,600
American International Group..........       6,150        588,477
AmSouth Bancorporation................         287          3,588
AON Corp. ............................         700         27,475
Archstone Communities Trust...........         200          4,913
Associates First Capital Corp. .......       1,900         72,200
Bank of America Corp. ................       4,500        235,687
Bank of New York Co., Inc. ...........       2,000        112,125
Bank One Corp. .......................       2,700        104,288
BB&T Corp. ...........................         800         24,100
Bear Stearns Cos., Inc. ..............         315         19,845
Capital One Financial Corp. ..........         500         35,031
CarrAmerica Realty Corp. .............         100          3,025
Charles Schwab Corp. .................       3,150        111,825
Chase Manhattan Corp. ................       3,300        152,418
Chubb Corp. ..........................         500         39,563
Cigna Corp. ..........................         500         52,200
Cincinnati Financial Corp. ...........         400         14,200
CIT Group, Inc. ......................         500          8,750
Citigroup, Inc. ......................      11,066        598,255
Comerica, Inc. .......................         400         23,375
Conseco, Inc. ........................         400          3,050
Countrywide Credit Industries.,
  Inc. ...............................         300         11,325
Crescent Real Estate Equities Co. ....         100          2,231
Equity Office Properties Trust........         100          3,106
Equity Residential Properties Trust...         300         14,400
Fannie Mae............................       2,800        200,199
Federal Home Loan Mortgage Corp. .....       1,900        102,719
Fifth Third Bancorp...................       1,050         56,569
First Union Corp. ....................       2,400         77,250
Firstar Corp. ........................       2,236         50,031

 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
FINANCIAL SERVICES, CONTINUED
Fleet Boston Financial Corp. .........       2,447    $    95,433
Franklin Resources, Inc. .............         700         31,101
Golden West Financial Corp. ..........         300         16,088
H&R Block, Inc. ......................         200          7,413
Hartford Financial Services...........         600         43,763
Highwoods Properties, Inc. ...........         100          2,363
Host Marriott Corp. ..................         300          3,375
Household International, Inc. ........       1,400         79,275
Huntington Bancshares.................         160          2,350
J.P. Morgan & Co. ....................         400         65,350
Jefferson-Pilot Corp. ................         200         13,575
Keycorp...............................       1,000         25,313
Lehman Brothers Holding, Inc. ........         300         44,325
Lincoln National Corp. ...............         500         24,063
Marsh & McLennan Cos. ................         700         92,925
MBIA, Inc. ...........................         200         14,225
MBNA Corp. ...........................       2,000         77,000
Mellon Financial Corp. ...............       1,400         64,925
Merrill Lynch & Co. ..................       1,800        118,799
MGIC Investment Corp. ................         300         18,338
Morgan Stanley Dean Witter & Co. .....       2,800        256,024
National City Corp. ..................       1,500         33,188
Northern Trust Corp. .................         600         53,325
Old Kent Financial Corp. .............           5            145
Paine Webber Group, Inc. .............         200         13,625
PNC Financial Services Group..........         900         58,500
Progressive Corp. ....................         200         16,375
Providian Financial Corp. ............         400         50,800
Regions Financial Corp. ..............         100          2,269
Safeco Corp. .........................         200          5,450
Saint Paul Cos. ......................         600         29,588
Simon Property Group, Inc. ...........         400          9,375
SouthTrust Corp. .....................         200          6,288
State Street Corp. ...................         400         52,000
Stilwell Financial, Inc. .............         400         17,400
Summit Bancorporation.................         200          6,900
Suntrust Banks, Inc. .................         700         34,869
T. Rowe Price Associates..............         100          4,694
U.S. Bancorp..........................       1,800         40,950
UnumProvident Corp. ..................         400         10,900
USA Education, Inc. ..................         400         19,275
Wachovia Corp. .......................         500         28,344
Washington Mutual, Inc. ..............       1,500         59,719
Wells Fargo & Co. ....................       4,000        183,749
                                                      -----------
                                                        5,114,299
                                                      -----------
HEALTH CARE - 12.1%
Abbott Labs...........................       3,700        175,981
Aetna, Inc. ..........................         400         23,225
Allergan, Inc. .......................         400         33,775
Alza Corp.(b).........................         200         17,300
American Home Products Corp. .........       3,000        169,688
Amgen, Inc.(b)........................       2,500        174,570
Baxter International, Inc. ...........         900         71,831
Becton, Dickinson & Co. ..............         700         18,506
Biogen, Inc.(b).......................         200         12,200
Biomet, Inc. .........................         450         15,750
Boston Scientific Corp.(b)............       1,000         16,438

                                   Continued

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND          SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)


 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
HEALTH CARE, CONTINUED
Bristol-Myers Squibb Co. .............       4,800    $   274,200
C.R. Bard, Inc. ......................         200          8,450
Cardinal Health, Inc. ................         700         61,731
Eli Lilly & Co. ......................       2,600        210,925
Guidant Corp.(b)......................         800         56,550
HCA-The Healthcare Co. ...............       1,400         51,975
Health Management Associates,
  Inc.(b).............................         100          2,081
Healthsouth Corp.(b)..................         900          7,313
IMS Health, Inc. .....................         600         12,450
Integrated Health Services(b).........         200             24
Johnson & Johnson.....................       3,800        356,962
Mallinckrodt, Inc. ...................         200          9,125
McKesson HBOC, Inc. ..................         600         18,338
MedImmune, Inc.(b)....................         500         38,625
Medtronic, Inc. ......................       3,100        160,619
Merck & Co., Inc. ....................       5,800        431,737
Pfizer, Inc. .........................      15,375        690,913
Pharmacia Corp. ......................       3,247        195,429
Saint Jude Medical, Inc.(b)...........         200         10,200
Schering-Plough Corp. ................       3,500        162,750
Sybron International Corp.(b).........         200          4,800
Tenet Healthcare Corp. ...............       1,000         36,375
UnitedHealth Group, Inc. .............         500         49,375
Watson Pharmaceutical, Inc.(b)........         100          6,488
Wellpoint Health Networks, Inc.(b)....         100          9,600
                                                      -----------
                                                        3,596,299
                                                      -----------
TECHNOLOGY - 28.0%
3Com Corp.(b).........................         100          1,919
Adaptec, Inc.(b)......................         200          4,000
ADC Telecommunications, Inc.(b).......       1,600         43,025
Adobe Systems, Inc. ..................         300         46,575
Advanced Micro Devices, Inc.(b).......         800         18,900
Agilent Technologies, Inc.(b).........       1,015         49,672
Altera Corp.(b).......................       1,000         47,750
America Online, Inc.(b)...............       5,500        295,624
American Power Conversion Corp.(b)....         500          9,594
Analog Devices, Inc.(b)...............         900         74,306
Andrew Corp.(b).......................         100          2,619
Apple Computer, Inc.(b)...............         800         20,600
Applied Materials, Inc.(b)............       2,000        118,625
Automatic Data Processing.............       1,600        107,000
BMC Software, Inc.(b).................         500          9,563
Broadcom Corp.(b).....................         500        121,875
Cabletron Systems(b)..................         400         11,750
Cisco Systems, Inc.(b)................      16,900        933,724
Citrix Systems, Inc.(b)...............         300          6,019
Compaq Computer Corp. ................       4,300        118,594
Computer Associates International,
  Inc. ...............................       1,400         35,263
Compuware Corp.(b)....................         500          4,188
Comverse Technology, Inc.(b)..........         400         43,200
Conexant Systems, Inc.(b).............         500         20,938
Dell Computer Corp.(b)................       6,600        203,363
Eastman Kodak Co. ....................         900         36,788
Electronic Data Systems...............       1,200         49,800
EMC Corp.(b)..........................       5,300        525,362
First Data Corp. .....................       1,200         46,875
Gateway, Inc.(b)......................         800         37,400

 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
TECHNOLOGY, CONTINUED
Hewlett-Packard Co. ..................       2,500    $   242,500
IBM Corp. ............................       4,700        528,749
Intel Corp. ..........................      16,200        674,324
KLA-Tencor Corp.(b)...................         400         16,475
Lexmark International Group,
  Inc.(b).............................         300         11,250
Linear Technology Corp. ..............         800         51,800
LSI Logic Corp.(b)....................         700         20,475
Lucent Technologies, Inc. ............       8,400        256,725
Maxim Integrated Products, Inc.(b)....         700         56,306
Micron Technology, Inc.(b)............       1,400         64,400
Microsoft Corp.(b)....................      12,800        771,199
Minnesota Mining & Manufacturing
  Co. ................................       2,600        236,925
Motorola, Inc. .......................       5,290        149,443
National Semiconductor Corp.(b).......         400         16,100
NCR Corp.(b)..........................         100          3,781
Network Appliance, Inc.(b)............         700         89,163
Novell, Inc.(b).......................         500          4,969
Novellus Systems, Inc.(b).............         300         13,969
Oracle Corp.(b).......................       6,700        527,624
Palm, Inc.(b).........................       1,334         70,619
Parametric Technology Corp.(b)........         300          3,281
Peoplesoft, Inc.(b)...................         600         16,763
Qualcomm, Inc.(b).....................       1,800        128,250
Sanmina Corp.(b)......................         300         28,088
Sapient Corp.(b)......................         300         12,206
Scientific-Atlanta, Inc. .............         400         25,450
Seagate Technology, Inc.(b)...........         600         41,400
Siebel Systems, Inc.(b)...............       1,000        111,313
Solectron Corp.(b)....................       1,400         64,575
Sun Microsystems, Inc.(b).............       3,900        455,324
Tektronix, Inc.(b)....................         100          7,681
Tellabs, Inc.(b)......................       1,000         47,750
Teradyne, Inc.(b).....................         400         14,000
Texas Instruments, Inc. ..............       4,100        193,469
Unisys Corp.(b).......................         800          9,000
Veritas Software Corp.(b).............         900        127,800
Xerox Corp. ..........................       1,800         27,113
Xilinx, Inc.(b).......................         800         68,500
Yahoo, Inc.(b)........................       1,300        118,300
                                                      -----------
                                                        8,351,970
                                                      -----------
TRANSPORTATION - 0.6%
AMR Corp.(b)..........................         500         16,344
Burlington Northern Santa Fe Corp. ...       1,300         28,031
CSX Corp. ............................         500         10,906
Delta Air Lines, Inc. ................         400         17,750
FedEx Corp.(b)........................         800         35,472
Norfolk Southern Corp. ...............         800         11,700
Northwest Airlines Corp. Class A*.....         100          2,456
Southwest Airlines....................       1,300         31,525
U.S. Airways Group, Inc.(b)...........         100          3,044
Union Pacific Corp. ..................         700         27,213
                                                      -----------
                                                          184,441
                                                      -----------
UTILITIES - 3.3%
Ameren Corp. .........................         400         16,750
American Electric Power...............         520         20,345
American Water Works, Inc. ...........         200          5,513

                                   Continued

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND          SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)


 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
UTILITIES, CONTINUED
Cinergy Corp. ........................         200    $     6,613
CMS Energy Corp. .....................         200          5,388
Coastal Corp. ........................         700         51,888
Columbia Energy Group.................         300         21,300
Consolidated Edison, Inc. ............         500         17,063
Constellation Energy Group, Inc. .....         400         19,900
CP&L Energy, Inc. ....................         300         12,506
Dominion Resources, Inc. .............         600         34,838
DQE, Inc. ............................         100          4,013
DTE Energy Co. .......................         400         15,300
Duke Energy Corp. ....................       1,100         94,324
Edison International..................         800         15,450
El Paso Energy Corp. .................         400         24,650
Enron Corp. ..........................       1,800        157,724
Entergy Corp. ........................         500         18,625
First Energy Corp. ...................         700         18,856
Florida Power & Light Group, Inc. ....         600         39,450
General Public Utilities, Inc. .......         300          9,731
Global Crossing Ltd.(b)...............       1,920         59,519
Niagara Mohawk Holdings, Inc.(b)......         500          7,875
PECO Energy Corp. ....................         600         36,338
PG&E Corp. ...........................       1,300         31,444
PPL Corp. ............................         300         12,525
Public Service Enterprise Group.......         700         31,281
Reliant Energy, Inc. .................         400         18,600
Southern Co. .........................       2,100         68,118
TXU Corp. ............................         700         27,738

 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
UTILITIES, CONTINUED
Unicom Corp. .........................         800    $    44,950
Williams Cos., Inc. ..................       1,000         42,250
Xcel Energy, Inc. ....................         155          4,263
                                                      -----------
                                                          995,128
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $28,431,801)..............................     29,704,922
                                                      -----------
TOTAL INVESTMENTS
  (Cost $28,431,801)(a) - 99.7%...................     29,704,922
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%......         96,909
                                                      -----------
NET ASSETS - 100.0%...............................    $29,801,831
                                                      ===========

------------------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......................  $  5,084,670
      Unrealized depreciation......................    (3,811,549)
                                                     ------------
      Net unrealized appreciation..................  $  1,273,121
                                                     ============

(b) Represents non-income producing security.

ADR  -- American Depositary Receipt
NV   -- Naamloze Vennootschaa (Dutch Corp.)
PLC  -- Public Limited Company

                       See notes to financial statements.

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND

 STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $28,431,801).........................             $ 29,704,922
Dividends receivable...................                   21,222
Receivable for investments sold........                  251,243
Receivable from investment adviser.....                   15,512
Prepaid expenses.......................                    3,883
                                                    ------------
    TOTAL ASSETS.......................               29,996,782
LIABILITIES:
Payable to custodian...................  $189,210
Accrued expenses and other liabilities:
  Administration.......................       742
  Other................................     4,999
                                         --------
    TOTAL LIABILITIES..................                  194,951
                                                    ------------
NET ASSETS.............................             $ 29,801,831
                                                    ============
COMPOSITION OF NET ASSETS:
Capital................................             $ 28,579,570
Accumulated net investment income......                  113,978
Accumulated net realized losses from
  investment transactions..............                 (164,838)
Unrealized appreciation from
  investments..........................                1,273,121
                                                    ------------
NET ASSETS.............................             $ 29,801,831
                                                    ============
Shares Outstanding (par value $0.001,
  unlimited number of authorized
  shares)..............................                2,850,614
                                                    ============
Net Asset Value, Offering Price and
  Redemption Price per share...........                   $10.45
                                                    ============

 STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Dividend..................................            $   178,898
                                                      -----------
    TOTAL INVESTMENT INCOME...............                178,898

EXPENSES:
Investment adviser........................  $75,132
Administration............................   30,053
Custodian.................................    3,328
Accounting................................   11,698
Printing..................................    9,216
Transfer agency...........................   10,048
Other.....................................   12,132
                                            -------
    Total expenses before voluntary fee
      reductions and contractual
      reimbursements......................                151,607
    Voluntary fee reductions and
      contractual reimbursements..........                (38,847)
                                                      -----------
    NET EXPENSES..........................                112,760
                                                      -----------
NET INVESTMENT INCOME.....................                 66,138
                                                      -----------
NET REALIZED/UNREALIZED LOSSES
  FROM INVESTMENTS:
Net realized losses from investment
  transactions............................               (249,024)
Change in unrealized appreciation from
  investments.............................             (1,245,642)
                                                      -----------
Net realized/unrealized gains from
  investments.............................             (1,494,666)
                                                      -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS..............................            $(1,428,528)
                                                      ===========

                       See notes to financial statements.

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
 STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED         FOR THE
                                                                SEPTEMBER 30,      PERIOD ENDED
                                                                    2000            MARCH 31,
                                                                 (UNAUDITED)         2000(a)
                                                                -------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................     $    66,138       $   103,664
  Net realized gains/(losses) from investment
    transactions............................................        (249,024)           84,722
  Change in unrealized appreciation from investments........      (1,245,642)        2,518,763
                                                                 -----------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      (1,428,528)        2,707,149
                                                                 -----------       -----------
DIVIDENDS:
  Net investment income.....................................              --           (55,895)
  Net realized gains from investment transactions...........              --            (1,925)
                                                                 -----------       -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............              --           (57,820)
                                                                 -----------       -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................       4,217,628        26,505,699
  Dividends reinvested......................................              --            57,816
  Cost of shares redeemed...................................      (2,200,113)               --
                                                                 -----------       -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........       2,017,515        26,563,515
                                                                 -----------       -----------
CHANGE IN NET ASSETS........................................         588,987        29,212,844

NET ASSETS:
  Beginning of period.......................................      29,212,844                --
                                                                 -----------       -----------
  End of period (including accumulated net investment income
    of $113,978, and $47,840, respectively).................     $29,801,831       $29,212,844
                                                                 ===========       ===========
SHARE TRANSACTIONS:
  Issued....................................................         402,111         2,650,259
  Reinvested................................................              --             5,543
  Redeemed..................................................        (207,299)               --
                                                                 -----------       -----------
CHANGE IN SHARES............................................         194,812         2,655,802
                                                                 ===========       ===========

(a) Commenced operations on July 31, 1999.

                       See notes to financial statements.

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND

 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE SIX
                                                                MONTHS ENDED         FOR THE
                                                                SEPTEMBER 30,      PERIOD ENDED
                                                                    2000            MARCH 31,
                                                                 (UNAUDITED)         2000(a)
                                                                -------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 11.00           $ 10.00
                                                                   -------           -------
INVESTMENT ACTIVITIES:
  Net investment income.....................................          0.02              0.04
  Net realized and unrealized gains/(losses) from
    investments transactions................................         (0.57)             0.98
                                                                   -------           -------
  Total from investment activities..........................         (0.55)             1.02
                                                                   -------           -------
DIVIDENDS:
  Net investment income.....................................            --             (0.02)
  Net realized gains from investment transactions...........            --             (0.00)*
                                                                   -------           -------
  Total dividends...........................................            --             (0.02)
                                                                   -------           -------
NET ASSET VALUE, END OF PERIOD..............................       $ 10.45           $ 11.00
                                                                   =======           =======
TOTAL RETURN(c).............................................         (5.00)%           10.23%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................       $29,802           $29,213
Ratio of expenses to average net assets(d)..................          0.75%             0.75%
Ratio of net investment income to average net assets(d).....          0.44%             0.57%
Ratio of expenses to average net assets(b)(d)...............          1.01%             1.01%
Portfolio turnover..........................................             6%                8%

 *  Less than $0.005 per share.
(a) Commenced operations on July 31, 1999.
(b) During the period, certain fees were voluntarily or contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(c) Not annualized.
(d) Annualized.

                       See notes to financial statements.

Walden Logo     Walden Asset Management
                A Division of United States Trust Company of Boston

                   WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND

                             INVESTMENT PERFORMANCE
                               SEPTEMBER 30, 2000
                          FUND NET ASSET VALUE: $10.56

                                                                                           Annualized
                                                          Calendar Year    Year Ended    Since Inception
                                       Quarter to Date       to Date        9/30/00      August 26, 1999
                                       ---------------    -------------    ----------    ---------------
Walden/BBT International Social Index
  Fund*..............................       -7.93%           -13.23%           2.00%          5.54%
Morgan Stanley Capital International,
  MSCI EAFE(R) (Europe, Australasia,
  and Far East) Index(1).............       -8.06%           -11.79%           3.20%          4.63%
Financial Times EuroPacific
  Index(2)...........................       -7.05%           -11.99%         -10.78%          4.78%

WALDEN ASSET MANAGEMENT, A DIVISION OF UNITED STATES TRUST COMPANY OF BOSTON, ("WALDEN") SERVES AS INVESTMENT ADVISER TO THE WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND AND RECEIVES A FEE FOR ITS SERVICES.

* After all expenses at an annual rate of 1%, the Investment Adviser's expense limitation.

For more information on the Walden/BBT Domestic Social Index Fund and the Walden/BBT International Social Index Fund, including a prospectus that outlines fees, charges and other operating expenses, call 1-877-7-WALDEN. Please read the prospectus carefully before investing or sending money.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK AND ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY AGENCY. THE VALUE OF THE FUND SHARES AND RETURNS WILL FLUCTUATE AND INVESTORS MAY HAVE A GAIN OR LOSS WHEN THEY REDEEM SHARES. DISTRIBUTED BY BISYS FUND SERVICES LIMITED PARTNERSHIP.

---------------

(1) Morgan Stanley Capital International, MSCI EAFE(R) (Europe, Australasia, and Far East) Index is an unmanaged index comprised of 20 European and Pacific Basin countries and weighted by market capitalization. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

(2) Financial Times EuroPacific Index is an unmanaged index designed to reflect the performance of the investable range of exchange-listed securities available to non-residents in certain markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

International investing involves increased risk and volatility.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND                LETTER TO SHAREHOLDERS
                                                              SEPTEMBER 30, 2000

MARKET & PERFORMANCE SUMMARY

     The Walden/BBT International Social Index Fund lost 7.93% during the third quarter, in line with commonly used international developed country market benchmarks such as the Morgan Stanley Capital International, MSCI EAFE(R) (Europe, Australasia, and Far East) Index(1) and the Financial Times EuroPacific Index(2), which were down -8.06% and -7.05% respectively in U.S. dollar terms.

     Equity indices around the world came under pressure during the third quarter. Attention shifted away from the central banks, as most investors now believe additional rate increases are on hold for the immediate future. Globally, uncertainty continues to lie in determining which stage of the economic cycle various regions of the world are in. Most investors believe the U.S. is somewhere near the top while Europe remains weak, with business confidence declining.

     Crude oil prices also continue to be the focus of attention for many developed countries. Although efforts are being made by Saudi Arabia and the U.S. to increase supply, there is usually a long time lag before the impact of this is felt by end users of refined products. Refineries are currently operating at close to full capacity, and the additional crude oil supplies will have to be moved though these already tight channels. The weather over the winter months and its impact on demand for heating oil and natural gas could become one of the deciding factors on the price of energy.

     Nearly all sectors were down in the third quarter of 2000. The two exceptions were Health Care and Financial Services both of which were able to hold on to earlier gains. The most notable under-performers in the international developed country markets were Communication Services and the Technology sectors. Not surprisingly, all six stocks to have the greatest negative effect on the portfolio came from these sectors: DEUTSCHE TELECOM AG, NOKIA OYJ of Finland, NIPPON TELEGRAPH AND TELEPHONE CORP., the Swedish company, TELEFONAKTIEBOLAGET LM ERICSSON AB, and FRANCE TELECOM. Conversely, the greatest contributors to portfolio performance were U.K.'s HSBC HOLDINGS PLC and ROYAL BANK OF SCOTLAND GROUP PLC.

     The fund's social guidelines helped and hurt performance. Some of the biggest securities which are eliminated by the Fund's social criteria had very difficult quarters. This includes companies such as Siemens down 14.8% for the quarter and Toshiba Corp. of Japan down 28.4%. Conversely some other securities ruled out by the Fund's social guidelines did well during the quarter including AstraZeneca (up 12.3%) and Furukawa of Japan.

---------------

1 Morgan Stanley Capital International, MSCI EAFE(R) (Europe, Australasia, and Far East) Index is an unmanaged index comprised of 20 European and Pacific Basin countries and weighted by market capitalization. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

2 Financial Times EuroPacific Index is an unmanaged index designed to reflect the performance of the investable range of exchange-listed securities available to non-residents in certain markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Portfolio holdings are in bold and subject to change.

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND                LETTER TO SHAREHOLDERS
                                                              SEPTEMBER 30, 2000

SOCIAL RESEARCH & ACTION

     A trip to the U.K. afforded Walden the opportunity to meet with representatives of several large financial institutions on how they integrate social and environmental factors with lending and investment decisions. BARCLAYS PLC, a recent signatory to the United Nations Environmental Programmes' Environmental Services Initiative, and HSBC Holdings PLC shared their experiences and, more importantly, opened the door to ongoing dialogue about their progress and challenges. HSBC Holdings PLC has developed unusual policies on lending to the defense industry: the bank will not fund corporate clients involved in the production of landmines, nor companies that fail to meet specific criteria governing end-purchasers of defense products. We are engaged in similar discussions with banks in other European countries and in the U.S.

     Walden continues to press for corporate accountability on other sensitive international issues. We are investigating the Ecuadorian operations of two foreign energy companies, REPSOL SA (Spain) and ENI SPA (Italy), specifically on policies and practices concerning drilling in environmentally fragile rainforest ecosystems and relationships with indigenous peoples. We are also testing our ability to procure detailed information about the Burma operations of UNILEVER PLC (U.K.) and FUJITSU LTD. (Japan). If successful, these inquiries may provide a model for industry-focused efforts going forward.

                                      ***

     On behalf of all of us at Walden Asset Management, I thank you for your continued confidence in our services. Please feel free to contact us at (617) 726-7250 with any questions or comments.

Sincerely,

/s/ Geeta B. Aiyer
Geeta B. Aiyer
Portfolio Manager and President
Walden Asset Management
A Division of United States Trust Company of Boston

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Portfolio holdings are in bold and subject to change.

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND     SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)

 COMMON STOCKS - 99.2%

SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
AUSTRALIA - 2.4%
Amcor Ltd. ...........................      13,500    $    37,293
AMP Ltd. .............................      10,650         94,588
Australian Gas Light Co., Ltd. .......       3,000         16,620
Boral Ltd. ...........................      86,426         92,486
Brambles Industries Ltd. .............       2,700         70,564
Coca-Cola Amatil Ltd. ................      10,000         20,308
Coles Myer Ltd. ......................       6,750         26,111
Commonwealth Bank of Australia........       7,305        109,187
Computershare Ltd. ...................       5,261         23,790
CSR Ltd. .............................      22,711         49,898
Futuris Corp. Ltd. ...................      19,811         17,166
Goodman Fielder Ltd. .................      16,870         10,918
Hanson PLC............................       2,138         11,000
Iluka Resources Ltd. .................       9,567         21,703
James Hardie Industries, Ltd. ........       7,545         14,673
Lend Lease Corp., Ltd. ...............       6,200         69,839
M.I.M Holdings Ltd. ..................      62,105         36,660
National Australia Bank...............      11,100        153,329
Pacific Dunlop Ltd. ..................      21,600         17,944
PaperlinX Ltd. .......................       4,500          8,432
Santos Ltd. ..........................      60,927        207,872
Smith (Howard) Ltd. ..................       6,640         25,862
Telstra Corp., Ltd. ..................      48,670        159,199
Telstra Corp., Ltd., Insurance
  Receipts............................       2,500          4,089
Westpac Banking Corp. ................      17,700        122,216
                                                      -----------
                                                        1,421,747
                                                      -----------
AUSTRIA - 0.7%
Bank Austria AG.......................         750         40,735
Best Water Technology AG..............         600         20,834
Boehler-Uddeholm......................       1,688         53,593
EVN AG................................         600         16,943
Flughafen Wien AG.....................         700         25,326
Mayr-Melnhof Karton AG................         551         23,333
Oesterreichische
  Elektrizitaetswirtschafts AG........         250         23,223
OMV AG................................       2,077        150,068
RHI AG................................       1,661         36,643
Wienerberger Baustoffindustrie AG.....       2,000         42,833
                                                      -----------
                                                          433,531
                                                      -----------
BELGIUM - 0.9%
Bekaert SA............................         600         24,884
Colruyt SA............................         500         20,252
D' Ieteren NV.........................          60         13,925
Delhaize-Le Lion......................         800         37,697
Dolmen Computer Applications..........         869         12,354
Fortis B..............................       5,150        158,374
Grouep Bruxelles Lambert..............         425        103,171
KBC Bancassurance Holding NV..........       2,650        111,075
UCB SA................................       1,400         48,662
                                                      -----------
                                                          530,394
                                                      -----------
DENMARK - 1.4%
Aarhus Oliefabrik A/S, Class A........         817         15,655
Aarhus Oliefabrik A/S, Class B........         969         18,339
Bang & Olufsen Holding A/S............         845         41,979
D/S 1912..............................           9         96,874
Dampskibsselkabet Svendborg...........           7        101,097

 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------  ----------    -----------
DENMARK, CONTINUED
Danisco A/S...........................         750    $    27,057
Den Danske Bank.......................         400         50,815
ISS A/S(b)............................         414         25,709
Navision Software(b)..................         218          6,060
NKT Holding A/S.......................         195         58,586
Novo-Nordisk A/S......................         600        133,069
Radiometer A/S........................       3,116         75,557
Tele Danmark A/S......................       1,400         77,003
Vestas Wind Systems A/S...............       2,490        127,236
                                                      -----------
                                                          855,036
                                                      -----------
FINLAND - 2.6%
Metso Oyj.............................       1,586         16,095
Nokia Oyj.............................      32,372      1,311,742
Raisio Group PLC......................       5,266          8,968
Sonera Oyj............................       4,810        122,240
TietoEnator Oyj.......................         630         17,790
UPM-Kymmene Oyj.......................       2,450         62,631
Wartsila Oyj -- Class A...............       1,466         25,873
                                                      -----------
                                                        1,565,339
                                                      -----------
FRANCE - 10.9%
Accor SA..............................       4,125        153,098
Air Liquide...........................       1,468        172,158
Axa...................................       3,000        391,797
Banque Nationale de Paris.............       4,260        375,536
Bongrain SA...........................         720         23,508
Canal Plus............................         960        143,757
Cap Gemini SA.........................         907        170,476
Carrefour Supermarche.................       5,976        441,381
Casino Guichard Perrachon.............         800         75,465
Chargeurs SA..........................         750         45,335
Cie Generale D'Optique Essilor
  International SA....................         235         57,856
Club Mediterranee.....................       1,070         99,140
Coflexip Stena Offshore...............         561         70,543
Compagnie Francaise d'Etudes et de
  Construction Technip SA.............       1,480        206,346
Compagnie Generale de Geophysique
  SA(b)...............................         711         49,690
CPR SA(b).............................       1,110         57,055
Dassault Systems SA...................       1,109         90,179
Eridania Beghin-Say...................       1,005         86,466
France Telecom........................       7,189        770,131
Gecina................................       1,059         96,719
Imerys................................         880         89,922
L'Oreal SA............................       6,000        465,656
Legrand...............................         300         49,239
Natexis Banques Populaires............         340         26,642
Nord-Est..............................       2,190         49,588
Pinault-Printemps-Redoute.............       1,105        194,528
Publicis Groupe.......................       2,070         63,201
Sanofi-Synthelabo SA..................       4,929        264,882
SEB SA................................         643         35,207
Sidel.................................         825         47,029
Simco.................................       1,130         75,384
Societe BIC SA........................       1,040         38,884
Societe Eurafrance SA.................          88         49,698

                                   Continued

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND     SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)


 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------  ----------    -----------
FRANCE, CONTINUED
Societe Generale......................       3,740    $   209,072
Sodexho Alliance SA...................         470         74,694
Sommer-Allibert.......................       3,027        129,548
STMicroelectronics NV.................       7,004        343,326
Suez Lyonnaise DES Eaux...............       2,118        328,378
Union du Credit-Bail Immobilier.......         138         20,312
Valeo SA..............................       1,430         61,983
Vivendi...............................       5,110        379,673
                                                      -----------
                                                        6,573,482
                                                      -----------
GERMANY - 7.5%
Agiv AG...............................       1,600         15,545
Allianz AG............................       1,890        619,581
Axa Colonia Konzern AG................         750         58,405
Beiersdorf AG.........................       1,100        103,376
Bilfinger & Berger Bau AG.............       3,224         38,691
Buderus AG............................       5,200         87,000
Continental AG........................      11,671        204,945
Deutsche Bank AG......................       6,045        501,419
Deutsche Lufthansa AG.................       8,684        177,398
Deutsche Telecom AG...................      20,008        686,801
Douglas Holding AG....................         650         21,251
EM.TV & Merchandising AG..............       1,184         61,852
FAG Kugelfischer Georg Schaefer AG....       7,200         43,203
Henkel KGaA...........................         600         31,243
Henkel KGaG-Korzug....................         350         21,280
Hochtief AG...........................         950         19,323
HypoVereinsbank.......................       2,912        159,316
Kamps AG..............................         496          7,878
Karstadt Quelle AG....................       1,000         32,297
Linde AG..............................       1,343         54,277
Merck AG..............................       3,361        116,260
Metro AG..............................       1,909         78,163
Muenchener Rueckversicher.............       1,450        431,196
SAP AG................................       1,002        245,804
SAP AG-Vorzug.........................       1,347        259,120
Schering AG...........................       2,400        155,871
SGL Carbon(b).........................         543         34,499
Volkswagen AG.........................       5,054        231,908
WCM Beteiligungs & Grundbesi AG.......       1,648         41,300
                                                      -----------
                                                        4,539,202
                                                      -----------
HONG KONG - 2.2%
ASM Pacific Technology Ltd. ..........       6,000         13,659
Cathay Pacific Airways................      32,000         58,690
Hang Seng Bank........................      12,000        129,283
Henderson Land Development Co. Ltd. ..      11,000         56,715
Hong Kong & China Gas.................      48,400         60,524
Hutchison Whampoa.....................      29,700        394,254
Johnson Electric Holdings Ltd. .......      56,000        120,304
Li & Fung Ltd. .......................      16,564         34,947
New World Development.................      16,000         22,778
Pacific Century CyberWorks Ltd.(b)....      90,498        102,141
South China Morning Post..............      66,000         50,366
Sun Hung Kai Properties Ltd. .........      16,000        150,830
Swire Pacific Ltd. ...................      15,000         93,499

 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------  ----------    -----------
HONG KONG, CONTINUED
Television Broadcasts Ltd. ...........       3,000    $    18,007
The Wharf Holdings....................      13,000         26,594
                                                      -----------
                                                        1,332,591
                                                      -----------
IRELAND - 0.5%
Allied Irish Banks PLC................       6,700         72,247
CRH PLC...............................       3,700         58,900
DCC PLC...............................       4,583         40,846
Fyffes PLC............................      12,427          8,444
Independent News & Media PLC..........       9,502         34,797
Ryanair(b)............................       4,292         33,480
Smurfit (Jefferson) Group.............      15,300         26,867
                                                      -----------
                                                          275,581
                                                      -----------
ITALY - 4.6%
Assicurazioni Generali................      10,460        336,438
Autogrill SpA.........................       1,738         20,306
Banca Commerciale Italiana SpA........       3,685         18,893
Banca di Roma.........................      50,755         53,969
Banca Intesa SpA......................      33,521        129,263
Banca Popolare di Milano SpA..........       3,500         21,712
Benetton Group SpA....................      19,300         34,402
Beni Stabili SpA......................       8,784          4,108
Bulgari SpA...........................       2,253         27,734
Danieli & Co. SpA.....................       3,703         16,894
Danieli & Co. SpA RNC.................       7,673         17,469
Edison SpA............................       3,437         33,817
Enel SpA..............................      37,585        145,598
ENI SpA...............................      62,277        329,727
Italgas...............................       5,670         24,566
Mediaset SpA..........................       9,900        147,464
Mediobanca............................       3,400         36,093
Mondadori (Arnoldo) Editore SpA.......       1,594         18,961
Olivetti SpA..........................      32,683         89,982
Parmalat Finanziaria SpA..............      18,200         26,579
Pirelli SpA...........................      21,114         62,043
Pirelli SpA RNC.......................       9,400         24,055
Riunione Adriatica di Sicurta SpA.....       4,555         59,890
San Paolo-IMI SpA.....................       9,586        155,813
Snia SpA..............................      14,830         30,165
Societa Assicuratrice Industriale
  SpA.................................         700         11,446
T.I.M. SpA............................      44,350        358,480
T.I.M. SpA RNC........................       8,670         40,778
Telecom Italia SpA....................      24,554        260,871
Telecom Italia SpA RNC................       6,570         35,829
Unicredito Italiano SpA...............      32,894        171,546
                                                      -----------
                                                        2,744,891
                                                      -----------
JAPAN - 26.3%
Acom Co., Ltd.........................       1,000         83,287
Advantest Corp. ......................         700        109,994
Ajinomoto Co., Inc. ..................       6,000         67,185
Alps Electric Co. ....................       2,000         43,679
Amada Co., Ltd. ......................       4,000         33,130
Asahi Bank Ltd. ......................      16,000         65,889
Asahi Chemical Industry Co., Ltd. ....      16,000         95,503
Asahi Glass Co., Ltd. ................      15,000        153,387
Asatsu-DK, Inc. ......................         600         20,544
Bank of Tokyo-Mitsubishi Ltd. ........      29,000        342,708

                                   Continued

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND     SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)


 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------  ----------    -----------
JAPAN, CONTINUED
Bank of Yokohama Ltd. ................       6,000    $    27,318
Benesse Corp. ........................         600         36,091
Canon, Inc. ..........................       7,000        310,291
Casio Computer Co., Ltd. .............       5,000         58,301
Central Japan Railway.................           9         52,721
Chugai Pharmaceutical.................       2,000         36,332
Citizen Watch Co., Ltd. ..............       7,000         75,208
Cosmo Oil Co., Ltd. ..................      35,000         68,342
CSK Corp. ............................       1,500         37,965
DAI Nippon Printing Co., Ltd. ........       7,000        103,970
Daiei, Inc. ..........................       8,000         21,470
Daifuku Co., Ltd. ....................       1,000          9,837
Daiichi Pharmaceutical Corp. .........       3,000         76,208
Dainippon Ink & Chemicals, Inc. ......       7,000         26,041
Dainippon Screen Manufacturing(b).....       4,000         29,169
Daito Trust Construction Co., Ltd. ...       1,700         27,515
Daiwa House Industry..................       5,000         34,934
Daiwa Securities Group, Inc. .........      10,000        117,250
Denso Corp. ..........................       7,000        162,919
East Japan Railway Co. ...............          29        161,290
Eisai Co., Ltd. ......................       3,000         94,670
Fanuc.................................       2,000        221,173
Fuji Machine Manufacturing Co.,
  Ltd. ...............................         700         24,940
Fuji Photo Film.......................       4,000        134,000
Fuji Soft ABC, Inc. ..................         500         34,287
Fujikura Ltd. ........................       6,000         49,417
Fujitsu Ltd. .........................      14,000        325,190
Gunma Bank Ltd. ......................       9,000         48,806
Hirose Electric.......................         800        104,386
Honda Motor Co., Ltd. ................       7,000        257,820
Hoya Corp. ...........................       1,000         78,382
Ito-Yokado Co., Ltd. .................       3,000        156,302
Japan Air Lines.......................      20,000         75,699
Joyo Bank Ltd. .......................       8,000         29,983
Jusco Co., Ltd. ......................       2,000         36,831
Kadokawa Shoten Publishing Co., Ltd...         200          9,199
Kanebo Ltd.(b)........................      12,000         33,426
KAO Corp. ............................       6,000        163,798
Keihin Electric Express Railway.......      24,000         94,836
Kinden Corp. .........................       3,000         18,046
Komatsu Ltd. .........................      10,000         60,800
Konami Co., Ltd. .....................         800         66,037
Konica Corp. .........................       7,000         47,936
Koyo Seiko Co., Ltd. .................       2,000         14,862
Kubota Corp. .........................       8,000         27,984
Kuraray Co., Ltd. ....................       8,000         77,438
Kurita Water Industries...............       1,000         18,462
Kyocera Corp. ........................       1,600        244,309
Kyowa Exeo Corp. .....................       2,000         22,913
Marui Co., Ltd. ......................       4,000         62,077
Matsushita Electric Industrial Co. ...      15,000        392,837
Meiji Milk Product....................       4,000         18,397
Mitsubishi Estate Co., Ltd. ..........      10,000        104,201
Mitsubishi Gas & Chemical Co. ........       6,000         18,379
Mitsubishi Trust & Banking Corp. .....       8,000         65,815
Mitsui Fudosan........................       8,000        100,241
Mitsui Marine & Fire Insurance........       8,000         36,794
Mitsui O.S.K. Lines Ltd. .............      13,000         28,753

 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------  ----------    -----------
JAPAN, CONTINUED
Mizuho Holdings, Inc. ................          60    $   494,170
Mori Seiki............................       3,000         37,535
Murata Manufacturing Co., Ltd. .......       2,000        275,773
Namco.................................       1,400         38,867
Nankai Electric Railway...............      23,000         76,837
NEC Corp. ............................      12,000        272,626
NGK Insulators........................       6,000         86,063
NGK Spark Plug........................       4,000         66,852
Nichiei Co. Ltd.(b)...................       2,000         12,826
Nidec Corp. ..........................         600         47,474
Nikon Corp. ..........................       3,000         60,522
Nintendo Co., Ltd. ...................         900        164,325
Nippon COMSYS Corp. ..................       3,000         55,664
Nippon Express Co., Ltd. .............       9,000         48,057
Nippon Fire & Marine Insurance........       5,000         20,590
Nippon Meat Packers...................       4,000         54,858
Nippon Sheet Glass....................       3,000         48,168
Nippon Telegraph & Telephone Corp. ...          84        823,988
Nippon Yusen Kabushiki Kaish..........      14,000         70,998
Nisshinbo Industries..................       3,000         14,797
Nitto Denko Corp. ....................       3,000        112,438
Nomura Securities Co., Ltd. ..........      13,000        282,713
Noritake Co., Ltd. ...................      12,000         54,414
NSK Ltd. .............................       6,000         42,699
NTN Corp. ............................       6,000         22,210
Olympus Optical Co., Ltd. ............       4,000         61,299
Omron Corp. ..........................       3,000         78,984
Oriental Land Co., Ltd. ..............         900         74,125
Orix Corp. ...........................         480         57,390
Osaka Gas Co., Ltd. ..................      26,000         68,573
Pioneer Corp. ........................       2,000         81,436
Promise Co., Ltd. ....................         700         54,090
Rohm Co. .............................       1,000        274,014
Sakura Bank Ltd. .....................      26,000        193,929
Sankyo Co., Ltd. .....................       3,000         66,768
Sanrio Co., Ltd. .....................       1,000         19,619
Sanyo Electric Co., Ltd. .............      18,000        158,245
Secom.................................       2,000        160,837
Sekisui Chemical Co. .................       4,000         13,104
Sekisui House Ltd. ...................       7,000         67,694
Sharp Corp. ..........................      10,000        154,729
Shimachu Co., Ltd. ...................       1,600         25,201
Shimamura Co., Ltd. ..................         200         15,417
Shimano, Inc. ........................         700         13,506
Shimizu Corp. ........................       9,000         26,485
Shionogi & Co. .......................       7,000        130,529
Shiseido Co., Ltd. ...................       3,000         37,257
Shizuoka Bank Ltd. ...................       7,000         59,597
Skylark Co., Ltd. ....................       1,000         35,999
SMC...................................         600        100,777
Softbank Corp. .......................       2,200        205,627
Sony Corp. ...........................       6,200        628,836
Sumitomo Bank Ltd. ...................      20,000        253,563
Sumitomo Marine & Fire................       8,000         47,455
Sumitomo Osaka Cement Co. ............       5,000         21,331
Taiheiyo Cement Corp. ................      12,000         18,878
Taisei Corp. .........................      11,000         16,389
Taisho Pharmaceutical.................       3,000         92,726

                                   Continued

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND     SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)


 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------  ----------    -----------
JAPAN, CONTINUED
Taiyo Yuden Co., Ltd. ................       1,000    $    51,268
Takashimaya Co., Ltd. ................       4,000         27,873
Takeda Chemical Industries............       6,000        396,446
Takefuji Corp. .......................         900         99,112
Takuma Co., Ltd. .....................       2,000         14,622
Teijin Ltd. ..........................      12,000         49,972
Teikoku Oil...........................      14,000         57,653
Terumo Corp. .........................       1,000         28,595
The Daiwa Bank Ltd. ..................      14,000         31,871
The Seiyu, Ltd.(b)....................       3,000         11,244
Toei..................................       3,000         19,045
Toho Co. .............................         200         33,167
Tokai Bank Ltd. ......................      13,000         66,047
Tokio Marine & Fire Insurance.........      11,000        109,939
Tokyo Broadcasting System.............       2,000         80,511
Tokyo Electron Ltd. ..................       2,000        181,381
Tokyo Gas Co., Ltd. ..................      32,000         84,990
Tokyu Corp. ..........................      15,000         77,457
Toppan Printing Co., Ltd. ............       5,000         48,353
Toray Industries, Inc. ...............      13,000         50,768
Tosoh Corp. ..........................       7,000         21,895
Tostem Corp. .........................       3,000         41,921
Toto, Ltd. ...........................       3,000         24,431
Toyo Information Systems..............       1,000         64,779
Toyo Seikan Kaisha....................       2,000         35,147
Toyoda Automatic Loom Works...........       3,000         60,383
Toyota Motor Corp. ...................      25,000        987,878
Trans Cosmos..........................         300         34,120
Uni-Charm Corp. ......................       1,300         69,415
UNY Co., Ltd. ........................       2,000         20,822
Wacoal Corp. .........................       3,000         24,875
World Co., Ltd........................         450         14,242
Yamaha Corp. .........................       3,000         25,180
Yamanouchi Pharmaceutical.............       3,000        144,364
Yamato Transport Co., Ltd. ...........       6,000        132,704
Yokogawa Electric.....................       3,000         27,512
                                                      -----------
                                                       15,737,759
                                                      -----------
NETHERLANDS - 5.1%
ABN-Amro Holdings NV..................      11,430        266,273
Aegon NV..............................       9,768        368,484
Akzo Nobel............................       2,642        111,439
ASM Lithography Holding NV(b).........       3,036        100,732
ASR Verzekeringsgroep NV..............         450         25,156
Buhrmann NV...........................       1,440         36,215
DSM NV................................       1,350         39,026
Elsevier..............................       6,180         69,258
Getronics NV..........................       3,300         33,139
Hagemeyer NV..........................       2,280         60,559
Hollandsche Beton Groep NV............         850          7,688
IHC Caland NV.........................       1,370         68,908
ING Groep NV..........................       6,814        453,850
KLM-Koninklijke Luchtvaart Mij NV.....       1,617         30,250
Koninklijke (Royal) KPN NV............       6,292        137,021
Koninklijke (Royal) Philips
  Electronics.........................       9,777        420,761
Koninklijke Ahold NV..................       7,725        219,021
Nedlloyd NV...........................       2,532         49,601

 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------  ----------    -----------
NETHERLANDS, CONTINUED
OCE NV................................       2,610    $    41,456
TNT Post Group NV.....................       4,225         98,239
Unilever NV...........................       6,084        295,276
Vedior NV.............................       2,079         30,270
Vopak.................................       2,880         57,435
Wolters Kluwers NV....................       3,332         67,625
                                                      -----------
                                                        3,087,682
                                                      -----------
NEW ZEALAND - 0.3%
Carter Holt Harvey Ltd. ..............     107,920         71,945
Flethcer Challenge Energy.............      21,781         77,029
Telecom Corp. of New Zealand Ltd. ....      10,000         24,877
                                                      -----------
                                                          173,851
                                                      -----------
NORWAY - 0.5%
Bergesen D Y ASA -- Class A...........         965         20,303
Christiania Bank Og Kreditkasse.......       8,670         46,127
DNB Holding ASA(b)....................       8,300         36,113
Elkem ASA.............................       1,248         22,270
Leif Hoegh & Co.(b)...................       1,894         17,733
Norske Skogindustrier A/S.............       1,010         31,818
Petroleum Geo-Services S/A(b).........       1,505         25,530
Schibsted ASA.........................       1,652         29,024
Smedvig ASA, Class A..................       2,558         50,155
Smedvig ASA, Class B..................       2,010         35,868
                                                      -----------
                                                          314,941
                                                      -----------
PORTUGAL - 0.5%
Banco Commercial Portugues............       8,750         45,941
Banco Espirito Santo SA...............       1,100         17,472
BPI-Soc Gestora de Participacces
  Sociais SA..........................       4,900         17,382
Brisa Autostradas.....................       1,657         13,774
Cin-Corp Industrial Do Norte..........       3,194         14,261
Electricidade de Portugal SA..........      22,875         72,263
Jeronimo Martins, SGPS, SA............       1,321         14,571
Portugal Telecom SA...................       7,000         71,962
Sonae, SGPS, SA(b)....................      19,500         27,360
Sonae, SGPS, SA(b)....................       6,500          9,464
                                                      -----------
                                                          304,450
                                                      -----------
SINGAPORE - 0.9%
Chartered Semiconductor Manufacturing
  Ltd.(b).............................       7,644         48,756
City Developments Ltd. ...............       5,000         24,421
Creative Technology Ltd. .............         988         20,892
Cycle & Carriage......................       6,458         12,988
DBS Group Holdings Ltd. ..............       8,772         96,779
Haw Par Corp., Ltd. ..................      16,000         26,662
Hotel Properties Ltd. ................      31,000         25,829
Neptune Orient Lines, Ltd.(b).........      19,439         17,425
Singapore Airlines Ltd. ..............      10,260         97,279
Singapore Press Holdings..............       4,500         67,489
Singapore Telecommunications..........      36,000         56,267
United Overseas Bank..................       5,975         42,917
Venture MFG Singapore Ltd. ...........       3,428         33,093
                                                      -----------
                                                          570,797
                                                      -----------

                                   Continued

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND     SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)


 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------  ----------    -----------
SPAIN - 3.3%
Acerinox SA...........................       1,198    $    31,714
ACS, Actividades de Construccion y
  Servicios...........................         740         16,677
Aguas de Barcelona (Gen De)...........       2,100         25,999
Asturiana del Zinc SA.................       4,844         43,813
Autopistas Concesionaria Espanola
  SA..................................       3,569         28,029
Azucarera Ebro Agricolas..............       6,833         82,606
Banco Bilbao Vizcaya Argentaria SA....      22,741        343,551
Banco Santander Central Hispano SA....      29,126        319,726
Corporacion Mapfre Compania
  Internacional de Reaseguros.........         490          7,675
Empresa Nacional de Celulosa..........       2,299         38,545
Fabrica Espanola de Productos Quimicos
  y Farmaceuticos SA..................       5,352         57,665
Fomento de Construcciones y Contratas
  SA..................................       1,600         26,402
Gas Natural SDG, SA...................       2,775         46,256
Grupo Dragados SA.....................       3,900         31,007
Portland Valderrivas SA...............       4,188         79,196
Repsol SA.............................      10,503        193,240
SOL Melia SA..........................       3,642         35,577
Telefonica SA(b)......................      27,535        545,480
Telepizza(b)..........................       3,512         17,386
Viscofan, Industria Navarra de
  Envolturas Celulosicassas SA........       1,671         10,690
                                                      -----------
                                                        1,981,234
                                                      -----------
SWEDEN - 2.9%
Atlas Copco AB, Class A...............       1,550         26,630
Atlas Copco AB, Class B...............       1,140         18,757
Drott AB..............................       1,100         13,075
Electrolux AB.........................       3,000         37,683
Foreningssparbanken...................       3,975         56,532
Hennes & Mauritz AB...................       5,414        108,471
NetCom AB(b)..........................         925         47,436
Nordic Baltic Holding AB..............      17,446        124,963
OM Gruppen AB.........................         442         18,996
Securitas AB..........................       2,800         61,185
Skandia Forsakring AB.................       6,567        130,208
Skandinaviska Enskilda Banken (SEB)...       4,825         58,353
Skanska AB............................       1,100         37,740
Ssab Svenskt Stal AB, Class A.........       2,982         23,681
Ssab Svenskt Stal AB, Class B.........       2,845         21,855
Svenska Cellulosa AB..................       1,800         31,766
Svenska Handelsbanken.................       3,900         62,753
Telefonaktiebolaget LM Ericsson AB....      52,809        803,127
Volvo AB, Class A.....................       1,300         20,648
Volvo AB, Class B.....................       2,100         33,899
WM-Data AB............................       3,000         14,606
                                                      -----------
                                                        1,752,364
                                                      -----------
SWITZERLAND - 5.0%
Adecco SA.............................         164        106,269
Credit Suisse Group...................       1,775        331,701
Ems-Chemie Holding AG(b)..............          43        181,609
Forbo Holding AG......................          75         32,110
Georg Fischer AG......................         100         26,961

 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------  ----------    -----------
SWITZERLAND, CONTINUED
Jelmoli SA, Bearer....................          45    $    60,401
Jelmoli SA, Registered................          78         20,713
Kuoni Reisen Holding..................         128         57,023
Lonza AG..............................         107         50,701
Moevenpick Holding....................          82         36,530
Novartis..............................         533        817,181
SAirgroup.............................         200         28,581
Schindler Holding AG..................          34         52,207
Schindler Holding AG, Registered......          20         31,358
Schweizerische Rueckversicherungs-
  Gesallschaft........................         115        219,562
SGS Soc Gen Surveillance, Bearer......          20         27,771
SGS Soc Gen Surveillance,
  Registered..........................         174         58,891
Sika Finanz AG........................         100         29,101
Swatch Group AG, Bearer...............          70        101,247
Swatch Group AG, Registered...........         275         81,143
Swisscom AG...........................         496        121,529
UBS AG, Registered....................       2,771        368,731
Valora Holding AG.....................         220         46,713
Zurich Allied AG......................         310        143,303
                                                      -----------
                                                        3,031,336
                                                      -----------
UNITED KINGDOM - 20.7%
3i Group PLC..........................       2,921         72,684
Abbey National PLC....................       9,300        123,063
Airtours PLC..........................       3,998         12,635
Allied Zurich PLC.....................      12,000        135,815
Amvescap PLC..........................       5,773        124,617
Anglian Water PLC(b)..................       3,740         32,127
ARM Holdings PLC(b)...................       5,865         65,556
Associated British Foods PLC..........       5,720         28,754
BAA PLC...............................       8,700         68,367
Barclays PLC..........................       9,250        256,701
Barratt Developments..................      10,694         41,425
BBA Group PLC.........................       3,997         22,102
Berkeley Group PLC....................       2,661         22,583
BG Group PLC..........................      24,088        152,606
BOC Group PLC.........................       5,100         67,486
Boots Co. PLC.........................       6,600         49,815
BP Amoco PLC..........................     188,404      1,675,510
BPB PLC...............................       3,650         13,060
British Airways PLC...................       9,700         41,088
British Land Co. PLC..................       3,800         25,072
British Sky Broadcasting Group
  PLC(b)..............................      11,885        182,924
British Telecommunications PLC........      41,842        439,849
Cable & Wireless PLC..................       6,239         88,923
Cadbury Schweppes PLC.................      15,400         90,962
Capita Group PLC......................       5,733         50,646
Carlton Communications PLC............       6,000         46,795
Celltech Group PLC(b).................       1,920         38,039
Centrica PLC..........................      25,470         81,528
CGU PLC...............................      14,450        204,670
De La Rue PLC.........................       4,842         23,947
Eidos PLC(b)..........................       1,629          8,123
Electrocomponents PLC.................       3,470         37,272
EMI Group PLC.........................       4,500         36,027
Enterprise Oil PLC....................      28,312        227,924
Glaxo Wellcome PLC....................      23,669        714,240
Granada Compass PLC(b)................      16,362        152,647

                                   Continued

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND     SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)


 COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------  ----------    -----------
UNITED KINGDOM, CONTINUED
Great Universal Stores PLC...........        8,125    $    51,685
Halifax Group PLC.....................      14,615        124,788
Hays PLC..............................      12,650         73,456
HSBC Holdings PLC.....................      59,542        846,875
Invensys PLC..........................      25,650         56,411
Johnson Matthey PLC...................       2,418         33,677
Kingfisher PLC........................       9,000         58,848
Land Securities PLC...................       4,500         51,197
Lasmo PLC.............................      95,744        185,086
Legal & General Group PLC.............      36,700         88,717
Lloyds TSB Group PLC..................      33,412        311,712
Logica PLC............................       3,580        117,188
London Bridge Software Holdings PLC...       1,640         17,640
Marconi PLC...........................      20,993        287,413
Marks & Spencer PLC...................      14,176         42,547
Misys PLC.............................       4,225         39,791
National Grid Group PLC...............      11,750        101,889
National Power PLC....................       9,120         63,509
New Dixons Group PLC..................       8,870         27,638
Next PLC..............................       3,400         36,345
Nycomed Amersham PLC..................       7,296         71,681
Ocean Group PLC.......................       3,240         51,257
Pearson PLC...........................       4,000        110,828
Peninsular & Orient Steam
  Navigation..........................       4,200         36,792
Provident Financial PLC...............       2,700         33,632
Prudential PLC........................      12,800        174,297
Psion PLC.............................       3,390         36,989
Railtrack Group PLC...................       5,362         87,918
Reckitt Benekiser PLC.................         900         11,031
Reed International PLC................       8,400         66,382
Rentokil Initial PLC..................      21,300         47,632
Reuters Group PLC.....................      10,717        202,976
Rexam PLC.............................       4,959         16,808
RMC Group PLC.........................       3,800         33,064
Royal & Sun Alliance Insurance
  Group...............................      10,568         70,897
Royal Bank of Scotland Group PLC......      15,718        331,389
Royal Bank of Scotland Group PLC(b)...         818            983
Safeway PLC...........................      11,000         46,798
Sage Group PLC........................      11,278         84,206
Sainsbury (J) PLC.....................      11,700         64,653
Schroders PLC.........................       1,750         35,499
Scottish & Southern Energy PLC........       6,700         54,681
Scottish Power PLC....................       9,300         72,188
Sema Group PLC........................       3,451         59,187
Slough Estates PLC....................       4,246         22,192
Smithkline Beecham PLC................      38,495        526,178
Stagecoach Holdings PLC...............      11,400         11,841
Tesco PLC.............................      48,800        178,032
Unilever PLC..........................      20,625        133,640
United Utilities PLC..................       5,450         55,478
Vodafone AirTouch PLC.................     391,755      1,461,056
Wolseley PLC..........................       5,800         28,299
WPP Group PLC.........................       5,984         71,487
                                                      -----------
                                                       12,361,965
                                                      -----------
TOTAL COMMON STOCKS (Cost $55,343,034)............     59,588,173
                                                      -----------

 CORPORATE OBLIGATIONS - 0.0%
                                        SHARES OR
                                        PRINCIPAL
SECURITY DESCRIPTION                      AMOUNT         VALUE
--------------------------------------  ----------    -----------
UNITED KINGDOM - 0.0%
BG Transco Holdings PLC, 4.19%,
  12/14/22(d).........................  $    3,000    $     4,392
BG Transco Holdings PLC, 7.00%,
  12/16/24............................       3,000          4,444
BG Transco Holdings PLC, 7.27%,
  12/14/00(c).........................       3,000          4,476
                                                      -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $14,638)......................                     13,312
                                                      -----------

 PREFERRED STOCKS - 0.3%
FRANCE - 0.1%
Casino Guichard-Perrachon.............         800         48,710
                                                      -----------
GERMANY - 0.2%
Axa Colonia Konzern AG................         300         29,702
Dyckerhoff AG.........................       1,500         25,943
Herlitz AG(b).........................       3,202         28,538
Volkswagen AG.........................       2,100         57,724
                                                      -----------
                                                          141,907
TOTAL PREFERRED STOCKS
  (Cost $262,359).....................                    190,617
                                                      -----------
 INVESTMENT COMPANIES - 0.2%
Valiant U.S. Treasury Money Market
  Portfolio...........................     125,973        125,973
                                                      -----------
TOTAL INVESTMENT COMPANIES
  (Cost $125,973).................................        125,973
                                                      -----------
TOTAL INVESTMENTS
  (Cost $55,746,004)(a) - 99.7%...................     59,918,075
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%......
                                                          210,336
                                                      -----------
NET ASSETS - 100.0%...............................    $60,128,411
                                                      ===========

------------------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......................  $ 10,700,538
      Unrealized depreciation......................    (6,528,467)
                                                     ------------
      Net unrealized appreciation..................  $  4,172,071
                                                     ============

(b) Represents non-income producing security.

(c) Represents a variable rate note. Interest rate disclosed represents current rate at September 30, 2000. Maturity date represents next rate change date.

(d) Interest rate disclosed represents current rate at September 30, 2000.

AB   -- Aktiebolag (Swedish Stock Co.)
AG   -- Aktiengesellschaft (West German Stock Co.)
NV   -- Naamloze Vennootschap (Dutch Corp.)
PLC  -- Public Limited Company
SA   -- Sociedad Anonima (Spanish Corp.)
SA   -- Societe Anonyme (French Corp.)
SpA  -- Societa per Azioni (Italian Corp.)

                       See notes to financial statements.

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND     SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)

At September 30, 2000, the fund's open forward currency contracts were as follows:

                                                                         CONTRACT
                                                                          AMOUNT       CONTRACT
                                                              DELIVERY    (LOCAL         VALUE          MARKET       UNREALIZED
                          CURRENCY                              DATE     CURRENCY)   (U.S. DOLLAR)      VALUE       DEPRECIATION
                          --------                            --------   ---------   -------------   ------------   ------------
SHORT CONTRACTS:
Danish Kroner...............................................  10/3/00     770,158       $90,475        $91,097      $       (622)
                                                                                        -------        -------      ------------
TOTAL SHORT CONTRACTS.......................................                            $90,475        $91,097      $       (622)
                                                                                        =======        =======      ============

INDUSTRY DIVERSIFICATION

INDUSTRY                                                      % OF NET ASSETS
--------                                                      ---------------
Basic Materials.............................................         2.3%
Capital Goods...............................................         4.3%
Communication Services......................................        16.6%
Consumer Cyclicals..........................................        12.6%
Consumer Staples............................................         5.6%
Energy......................................................         5.6%
Financial Services..........................................        25.0%
Health Care.................................................         6.5%
Producer Products...........................................         4.3%
Technology..................................................        10.5%
Transportation..............................................         3.5%
Utilities...................................................         2.7%
Investment Companies........................................         0.2%
                                                                   -----
Total Investments...........................................        99.7%
Other assets in excess of liabilities.......................         0.3%
                                                                   -----
Net Assets..................................................       100.0%
                                                                   =====

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND

 STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $55,746,004)..........................             $59,918,075
Foreign cash............................                 105,874
Interest receivable.....................                   3,552
Dividends receivable....................                 100,352
Receivable for investments sold.........                 159,746
Tax reclaims receivable.................                  46,251
Prepaid expenses........................                   4,175
                                                     -----------
    TOTAL ASSETS........................              60,338,025

LIABILITIES:
Payable for investments purchased.......  $151,431
Payable to custodian....................    33,751
Unrealized depreciation on forward
  foreign
  exchange contracts....................       622
Accrued expenses and other liabilities:
  Investment adviser....................     3,933
  Administration........................     1,476
  Other.................................    18,401
                                          --------
    TOTAL LIABILITIES...................                 209,614
                                                     -----------
NET ASSETS..............................             $60,128,411
                                                     ===========
COMPOSITION OF NET ASSETS:
Capital.................................             $55,834,937
Accumulated net investment income.......                 238,146
Accumulated net realized losses from
  investment and foreign currency
  transactions..........................                (110,178)
Unrealized appreciation from investments
  and foreign currency transactions.....               4,165,506
                                                     -----------
NET ASSETS..............................             $60,128,411
                                                     ===========
Shares Outstanding (par value $0.001,
  unlimited number of authorized
  shares)...............................               5,695,406
                                                     ===========
Net Asset Value Offering Price and
  Redemption Price per share............                  $10.56
                                                     ===========

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest................................             $    13,166
Dividend................................                 679,108
Foreign tax withholding.................                 (85,384)
                                                     -----------
    TOTAL INVESTMENT INCOME.............                 606,890

EXPENSES:
Investment adviser......................  $157,413
Administration..........................    62,966
Custodian...............................    35,176
Accounting..............................    36,733
Printing................................    18,081
Other...................................    45,914
                                          --------
    Total expenses before voluntary fee
      reductions and contractual
      reimbursements....................                 356,283
    Voluntary fee reductions and
      contractual reimbursements........                 (41,585)
                                                     -----------
    NET EXPENSES........................                 314,698
                                                     -----------
NET INVESTMENT INCOME...................                 292,192
                                                     -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES)
  FROM INVESTMENTS:

Net realized losses from investment and
  foreign currency transactions.........                (266,168)
Change in unrealized appreciation from
  investments and foreign currencies....              (8,034,938)
                                                     -----------
Net realized/unrealized losses from
  investments and foreign currency
  transactions..........................              (8,301,106)
                                                     -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................             $(8,008,914)
                                                     ===========

                       See notes to financial statements.

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
 STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED         FOR THE
                                                                SEPTEMBER 30,      PERIOD ENDED
                                                                    2000            MARCH 31,
                                                                 (UNAUDITED)         2000(a)
                                                                -------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................    $    292,192       $     82,965
  Net realized gains/(losses) from investment and foreign
    currency transactions...................................        (266,168)           252,420
  Change in unrealized appreciation from investments and
    foreign currencies......................................      (8,034,938)        12,200,444
                                                                ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      (8,008,914)        12,535,829
                                                                ------------       ------------
DIVIDENDS:
  Net investment income.....................................              --            (82,965)
  In excess of net investment income........................              --            (29,988)
  Net realized gains from investment and foreign currency
    transactions............................................              --           (123,827)
                                                                ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............              --           (236,780)
                                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................       4,376,814         54,825,845
  Dividends reinvested......................................              --            236,748
  Cost of shares redeemed...................................      (3,551,131)           (50,000)
                                                                ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........         825,683         55,012,593
                                                                ------------       ------------
CHANGE IN NET ASSETS........................................      (7,183,231)        67,311,642

NET ASSETS:
  Beginning of period.......................................      67,311,642                 --
                                                                ------------       ------------
  End of period (including accumulated net investment income
    of $238,146, and $0, respectively)......................    $ 60,128,411       $ 67,311,642
                                                                ============       ============
SHARE TRANSACTIONS:
  Issued....................................................         386,694          5,604,487
  Reinvested................................................              --             20,641
  Redeemed..................................................        (312,091)            (4,325)
                                                                ------------       ------------
CHANGE IN SHARES............................................          74,603          5,620,803
                                                                ============       ============

(a) Commenced operations on August 26, 1999.

                       See notes to financial statements.

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE SIX
                                                                MONTHS ENDED         FOR THE
                                                                SEPTEMBER 30,      PERIOD ENDED
                                                                    2000            MARCH 31,
                                                                 (UNAUDITED)         2000(a)
                                                                -------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  11.98           $ 10.00
                                                                  --------           -------
INVESTMENT ACTIVITIES:
  Net investment income.....................................          0.06              0.02
  Net realized and unrealized gains/(losses) from investment and foreign
    currency transactions...................................        (1.48)              2.02
                                                                  --------           -------
  Total from investment activities..........................        (1.42)              2.04
                                                                  --------           -------
DIVIDENDS:
  Net investment income.....................................            --             (0.02)
  In excess of net investment income........................            --             (0.01)
  Net realized gains from investment and foreign
    currency transactions...................................            --             (0.03)
                                                                  --------           -------
  Total dividends...........................................            --             (0.06)
                                                                  --------           -------
NET ASSET VALUE, END OF PERIOD..............................      $  10.56           $ 11.98
                                                                  ========           =======
TOTAL RETURN(c).............................................       (11.85)%            20.35%
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................      $ 60,128           $67,312
Ratio of expenses to average net assets(d)..................          1.00%             0.92%
Ratio of net investment income to average net assets(d).....          0.93%             0.26%
Ratio of expenses to average net assets(b)(d)...............          1.13%             1.03%
Portfolio turnover..........................................             5%               11%

(a) Commenced operations on August 26, 1999.
(b) During the period, certain fees were voluntarily or contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(c) Not annualized.
(d) Annualized.

                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

1.  ORGANIZATION:

        The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The accompanying financial statements and financial highlights are those of the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund (individually, a "Fund", collectively, the "Funds").

2.  SIGNIFICANT ACCOUNTING POLICIES:

        The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITY VALUATION:

        The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or at the direction of the Group's Board of Trustees.

        Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

    FOREIGN CURRENCY TRANSLATION:

        The Walden/BBT International Social Index Fund translates foreign currencies into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The changes in foreign exchange rates on investments are not isolated on the Statement of Operations. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

        The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

    SECURITY TRANSACTIONS AND RELATED INCOME:

        Security transactions are accounted for on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date.

    EXPENSE ALLOCATION:

        Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Group are allocated proportionately to each Fund within the Group according to the relative net assets of each Fund or on another reasonable basis.

                                   Continued

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

    DIVIDENDS TO SHAREHOLDERS:

        Dividends from net investment income and net realized gains, if any, are declared and distributed at least annually. Additional dividends are also paid to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

        The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification. For the six months ended September 30, 2000 no reclassifications were made.

    FEDERAL INCOME TAXES:

        Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income tax is required.

3.  RELATED PARTY TRANSACTIONS:

    INVESTMENT ADVISER:

        United States Trust Company of Boston, (the "Investment Adviser"), acts as the investment adviser to the Funds. For its services, the Investment Adviser is entitled to receive a fee, computed daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of 0.50%.

    ADMINISTRATION:

        BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), who serves the Group as Administrator, is a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Group are also officers of the Administrator. Such officers are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS Ohio receives an annual fee, computed daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of 0.20%.

    DISTRIBUTION:

        BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves the Group as the Funds distribution agent. For the six months ended September 30, 2000, no payments were made under the Distribution Agreement.

    FUND ACCOUNTING, TRANSFER AGENCY, AND CUSTODIAN:

        BISYS Ohio provides fund accounting and transfer agency services for the Funds. Fifth Third Bank serves as custodian for the Funds. For these services to the Funds, BISYS Ohio and Fifth Third Bank received an annual fee accrued daily and paid monthly.

    FEE REDUCTIONS AND REIMBURSEMENTS:

        The Investment Adviser has agreed to reimburse the Funds for certain expenses. Pursuant to its agreement, for the period ended September 30, 2000, the Investment Adviser reimbursed the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund $31,333 and $25,843, respectively.

        The Investment Adviser has agreed to reduce its fees payable by the Funds to the extent necessary to limit the Funds' aggregate annual operating expenses to 0.75% of the average daily net assets. Any such reductions made by the Investment Adviser in its fees or payments or reimbursement of expenses which are the Funds' obligation may be subject to repayment by the Funds within three years provided the Funds are able to effect such repayment and remain in compliance with applicable limitations.

        BISYS Ohio has agreed to reduce its Administration fees. For the six months ended September 30, 2000, BISYS Ohio voluntarily reduced $7,514 and $15,742 in fees for the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund, respectively.

                                   Continued

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

4.  PURCHASES AND SALES OF SECURITIES:

        Purchases of and proceeds from sales, excluding short-term securities, for the Funds for the six months ended September 30, 2000, totaled:

                                                                    PURCHASES       SALES
                                                                    ----------    ----------
      Walden/BBT Domestic Social Index Fund.......................  $4,014,956    $1,773,265
      Walden/BBT International Social Index Fund..................   4,888,587     3,042,070

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               Investment Adviser

                     United States Trust Company of Boston
                                40 Court Street
                                Boston, MA 02108
                                 (617) 726-7250

                                       -

                                   Custodian

                                Fifth Third Bank
                            38 Fountain Square Plaza
                                     1090F2
                             Cincinnati, Ohio 45263

                                       -

                        Administrator and Transfer Agent

                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                       -

                                  Distributor

                    BISYS Fund Services Limited Partnership
                               3435 Stelzer Road
                               Columbus, OH 43219

                                       -

                                    Auditors

                              Arthur Andersen LLP
                               Huntington Center
                              41 South High Street
                            Columbus, OH 43215-6150

                                       -

                                 Legal Counsel

                                    Dechert
                             1775 Eye Street, N.W.
                             Washington, D.C. 20006

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

11/00